Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 108,967		¥ 108,728
Accumulated Amortization	(79,300)		(74,573)
Net Carrying Value	29,667	$ 4,273	34,155
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	68,380		68,310
Accumulated Amortization	(38,713)		(34,155)
Net Carrying Value	29,667	4,273	34,155
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	9,050		9,050
Accumulated Amortization	(9,050)		(9,050)
Net Carrying Value	0	0	0
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	27,000		27,000
Accumulated Amortization	(27,000)		(27,000)
Net Carrying Value	0	0	0
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,870		1,870
Accumulated Amortization	(1,870)		(1,870)
Net Carrying Value	0	0	0
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,667		2,498
Accumulated Amortization	(2,667)		(2,498)
Net Carrying Value	¥ 0	$ 0	¥ 0